Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting policies
Basis of preparation and exchange rates

A1   Basis of preparation and exchange rates

Prudential plc (the ‘Company‘) together with its subsidiaries (collectively, the ‘Group' or ‘Prudential’) provides life and health insurance and asset management products in Asia and Africa. The Group is headquartered in Hong Kong.

Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Standards as issued by the IASB and UK-adopted international accounting standards. At 31 December 2023, there were no unadopted standards effective for the year ended 31 December 2023 which had an impact on the consolidated financial statements of the Group, and there were no differences between UK-adopted international accounting standards and IFRS Standards as issued by the IASB in terms of their application to the Group.

The Group has adopted IFRS 17, 'Insurance Contracts' and IFRS 9, 'Financial Instruments'(including any consequential amendments to other standards) as issued by the IASB and as adopted for use in the UK from 1 January 2023, as discussed in note A2.1. The transition date of the Group for IFRS 17 was 1 January 2022. Except for the changes from the adoption of these two standards and the new and amended IFRS Standards as described in note A2.2, the accounting policies applied by the Group in determining the IFRS financial results in these consolidated financial statements are the same as those previously applied in the Group's consolidated financial statements for the year ended 31 December 2022 as disclosed in the 2022 annual report. As permitted by IFRS 17, comparative results and related accounting policies presented for the year ended 31 December 2021 have not been re-presented and are as previously published in the 2022 Annual Report when the Group had not yet adopted IFRS 17 and IFRS 9.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period to 31 March 2025, being at least 12 months from the date these consolidated financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks, and the mitigations available to address them, as well as the results of the Group’s stress and scenario testing, as described further in the Risk review section.

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period to 31 March 2025, being at least 12 months from the date these consolidated financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Company and the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these consolidated financial statements for the year ended 31 December 2023.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year to date
USD : local currency	31 Dec 2023	31 Dec 2022	31 Dec 2021 / 1 Jan 2022	2023	2022	2021
Chinese yuan (CNY)	7.09	6.95	6.37	7.09	6.73	6.45
Hong Kong dollar (HKD)	7.81	7.81	7.80	7.83	7.83	7.77
Indian rupee (INR)	83.21	82.73	74.34	82.60	78.63	73.94
Indonesian rupiah (IDR)	15,397.00	15,567.50	14,252.50	15,230.82	14,852.24	14,294.88
Malaysian ringgit (MYR)	4.60	4.41	4.17	4.56	4.40	4.15
Singapore dollar (SGD)	1.32	1.34	1.35	1.34	1.38	1.34
Taiwan dollar (TWD)	30.69	30.74	27.67	31.17	29.81	27.93
Thai baht (THB)	34.37	34.56	33.19	34.80	35.06	32.01
UK pound sterling (GBP)	0.78	0.83	0.74	0.80	0.81	0.73
Vietnamese dong (VND)	24,262.00	23,575.00	22,790.00	23,835.92	23,409.87	22,934.86

Foreign exchange translation

In order to present the consolidated financial statements in USD, the results and financial position of entities not using USD as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into USD.

All assets and liabilities of entities not operating in USD are converted at closing exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these foreign exchange translations into the Group’s USD presentation currency is recorded as a separate component in the Statement of comprehensive income. Upon the disposal of the entity, the related cumulative foreign exchange translation differences are recycled from other comprehensive income to the income statement as part of the gain or loss on disposal.

The general principle for converting foreign currency transactions to the functional currency of an entity is to translate at the functional currency spot rate prevailing at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the spot exchange rate for the functional currency at the reporting date. Changes resulting from the foreign exchange translations into the functional currency of the entity are recognised in the income statement.

The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2023, 2022 and 2021 statutory accounts. Statutory accounts for 2022 and 2021 have been delivered to the UK Registrar of Companies and those for 2023 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

New accounting pronouncements

The Group adopted IFRS 17 ‘Insurance Contracts’ and IFRS 9 ‘Financial Instruments’, including any consequential amendments to other standards, from 1 January 2023.

IFRS 17, ‘Insurance contracts’

IFRS 17 introduces significant changes to the way insurance and reinsurance contracts are accounted for, albeit the scope of IFRS 17 and IFRS 4 is very similar. Therefore, nearly all of the Group’s insurance and investment contracts with discretionary participation features (DPF)accounted under IFRS 4 are now accounted under IFRS 17.

IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaces this with a new measurement model that establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, reinsurance contracts and investment contracts with DPF.

Insurance contracts are aggregated into groups for measurement purposes. Groups of insurance contracts are determined by identifying portfolios of insurance contracts, each comprising contracts subject to similar risks and managed together, and dividing each portfolio into annual cohorts (ie by year of issue) and each annual cohort into groups based on the profitability of contracts. Portfolios of reinsurance contracts held are assessed for aggregation separately from portfolios of insurance contracts issued.

When determining 'similar risks' the Group does not divide risks within a contract, eg riders sold under a single contract would not be split by risk type. The Group have therefore identified three broad categories of risks referred to as 'dominant' risks, namely, protection, investment and to a less material extent longevity. The requirement 'managed together' is assessed within the geographical boundary of each local business unit. Each ring-fenced fund is considered to be managed separately.

Under IFRS 17 groups of contracts are measured on initial recognition as the total of:

–

Fulfilment cash flows, comprising the best estimate of the present value of future cash flows within the contract boundary that are expected to arise and an explicit risk adjustment for non-financial risk; and

–	A contractual service margin (CSM) that represents the deferral of any day-one gains arising on initial recognition.

Day-one losses, any subsequent losses on onerous contracts and reversal of those losses arising from groups of insurance contracts are recognised directly in the income statement. For groups of reinsurance contracts held, any net gains or losses at initial recognition are recognised as CSM unless the net cost of purchasing reinsurance relates to past events, in which case such net cost is recognised immediately in the income statement.

Under IFRS 17 insurance contracts are measured under the General Measurement Model (GMM), Variable Fee Approach (VFA) or Premium Allocation Approach (PAA). The Group predominantly uses the VFA and GMM, depending on the specific characteristics of the insurance contracts. The Group makes very limited use of the PAA for some small portfolios of short duration contracts. Reinsurance contracts held are measured under the GMM.

Approximately 72 per cent of the CSM (including joint ventures and associates and net of reinsurance) at transition (as described below) was calculated under the VFA and relates to the Group’s with-profits and shareholder-backed participating products and unit-linked products with a low proportion of protection riders. The remaining approximately 28 per cent of the CSM at transition was calculated under the GMM and includes the Group’s non-profit protection products and unit-linked products with a high proportion of protection riders.

The fulfilment cash flows are updated each reporting date to reflect current conditions. For contracts with direct participating features which are accounted for under the VFA, on initial recognition the CSM represents the variable fee to shareholders and it is adjusted to reflect the effect of changes in economics as well as experience variances and/or assumptions changes that relate to future services. For contracts accounted for under GMM, the CSM is accreted using the discount rates determined at the date of initial recognition (the ‘locked-in discount rates’) and only adjusted to reflect the effect of non-economic experience variances and/or assumptions changes that relate to future services. The adjustments to the CSM for GMM business are determined using the locked-in discount rates. Further information on the subsequent measurement of the CSM is contained within note C3.4.

IFRS 17 is applied retrospectively unless impractical to do so. The effect of adopting IFRS 17 retrospectively adjusts shareholders’ equity as at the date of transition of 1 January 2022. At the transition date, the opening balance sheet for IFRS 17 is established, as set out in the section 'Effect of adoption of IFRS 17 and IFRS 9' below.

With the adoption of IFRS 17, certain line items in the Group’s consolidated statement of financial position have been replaced with new line items. For example, the Group now presents separately the carrying amount of portfolios of:

–	Insurance contracts issued that are assets;
–	Insurance contracts issued that are liabilities;
–	Reinsurance contracts held that are assets; and
–	Reinsurance contracts held that are liabilities.

Further, the line items in the consolidated income statement have been changed significantly compared with reporting under IFRS 4. In accordance with the IFRS 17 requirements, the following line items are no-longer reported: Gross premiums earned, Outward reinsurance premiums, Benefits and claims, Reinsurers’ share of benefits and claims, Movements in unallocated surplus of with-profits funds and Acquisition costs. Those are replaced with the following IFRS 17 line items:

–	Insurance revenue;
–	Insurance service expenses;
–	Net income (expense) from reinsurance contracts held; and
–	Net insurance finance income (expenses).

Approach to transition to IFRS 17

Transition refers to the determination of the opening balance sheet for the first year of comparative information presented under IFRS 17 (ie at 1 January 2022). The future cash flows and risk adjustment are measured on a current basis in the same manner as they would be calculated for subsequent measurement. The key component of transition is therefore the determination of the CSM.

The standard requires IFRS 17 to be applied retrospectively (the 'Full Retrospective Approach') unless impracticable. If a fully retrospective approach is impracticable there is an option to choose either a Modified Retrospective Approach or a Fair Value Approach. Prudential has adopted the Modified Retrospective Approach for cohorts of business for which expected cash flows at the date of initial recognition are not available but where actual historic cash flows are available. If reasonable and supportable information necessary to apply the modified retrospective approach is not available, the fair value approach must be applied.

The CSM of the groups of insurance contracts transitioned under retrospective approaches (ie full retrospective approach and modified retrospective approach) has been calculated as if the Group had only prepared annual financial statements before the transition date (ie transition CSM has been measured using a year-to-date approach).

Full Retrospective Approach (FRA)

Under the FRA, each group of insurance contracts has been identified, recognised and measured as if IFRS 17 had always applied. The CSM was calculated at initial recognition of a group of contracts based on the facts and circumstances at that time (ie without use of hindsight). This CSM was then rolled forward to the transition date in line with the requirements of the standard.

Modified Retrospective Approach (MRA)

The objective of the MRA is to achieve the closest possible outcome to retrospective application possible using reasonable and supportable information without undue cost and effort. A number of specific modifications are permitted under the MRA. The Group has adopted the following modifications:

–	To use information at the transition date to identify insurance contract groups;
–	To use information at the transition date to assess eligibility for the variable fee approach; and
–	To use information at the transition date to identify discretionary cash flows.

General Measurement Model (GMM)

Under the MRA for GMM business, the cash flows at the date of initial recognition of a group of insurance contracts have been estimated as the cash flows at the earliest available date (ie the first year when the FRA is practicable, referred to as the 'earlier date'), adjusted by the cash flows that are known to have occurred between these two dates. A number of further specific modifications are permitted. The Group has adopted the following modifications:

–

To estimate the risk adjustment at the date of initial recognition as the risk adjustment at the earlier date adjusted by the expected release of risk before that date based on the risk adjustment release pattern for similar contracts;

–	To estimate CSM amortisation in line with run-off of the coverage units; and
–

If there is a loss component at initial recognition, to estimate the amount allocated to the loss component before the transition date using a systematic allocation consistent with the modifications adopted above.

Discount rates at the date of initial recognition were determined using observable market data at that date.

Variable Fee Approach (VFA)

Under the MRA for VFA business, the CSM at the transition date for a group of insurance contracts has been determined as:

–	The total fair value of the underlying items at that date; minus
–	The fulfilment cash flows at that date; plus or minus
–	An adjustment for:
–	Amounts charged to policyholders before that date;
–	Amounts paid before that date not varying with underlying items;
–	The change in the risk adjustment caused by the release from risk before that date; and minus
–

An estimate of the amounts that would have been recognised in profit or loss for services provided before the transition date by comparing the remaining coverage units at the transition date with the coverage units provided under the group of contracts before the transition date.

In implementing this approach, the amounts charged to policyholders, the amounts paid not varying with underlying items and coverage units have been adjusted for the time value of money.

Fair Value Approach (FVA)

The insurance contracts of the Group under the FVA generally represent groups of contracts that were written many years ago where suitable historical information required to apply the retrospective transition approaches is no longer practicably available.

Under the FVA, the CSM at the transition date is the difference between the fair value of the insurance contracts, determined in accordance with IFRS 13 Fair Value Measurement, and the fulfilment cash flows at that date.

IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of groups of insurance contracts has therefore been interpreted as the compensation that a market participant would require for taking on the relevant obligation under the contracts.

The fair value has been determined using a cost of capital approach by reference to a quantum of capital required to be held in order to fulfil the contracts and a required return on that capital. Expected cash flows and the required locked-in capital are projected forward over the duration of the groups of contracts and discounted at the required rate of return. These calculations are based on the following key assumptions:

–

The expected cash flows reflect the future cost that a market participant would expect to incur in fulfilling the obligations under the contracts. The fair value has been based on the same scope of cash flows as are included in the calculation of the best estimate liability. In particular, the same contract boundaries are assumed in the calculation of the fair value and best estimate liability. However, the measurement of those cash flows need not be the same.

–	The required locked-in capital is the level of capital realistically required for a business to operate in the relevant jurisdiction.
–

The required rate of return is compensation the Group would expect a market participant to require to enter into a transaction to transfer the liability associated with the insurance contracts at the transition date. This return has been determined using the Capital Asset Pricing Model, including allowance for both financial risk and uncertainty in non-financial risk.

A number of specific modifications are permitted under the FVA. The Group has adopted the following modifications:

–	To use information at the transition date to identify groups of insurance contracts;
–	To use information at the transition date to assess eligibility for the VFA;
–	To use information at the transition date to identify discretionary cash flows;
–	To use information at the transition date to assess whether a contract meets the definition of an investment contract with DPF; and
–	To group annual cohorts of business.

The allocation of opening CSM by transition approach is given in note C3.2(b), alongside a segmental split.

IFRS 9, ‘Financial Instruments’

IFRS 9 replaced IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after 1 January 2018. The Group met the eligibility criteria, under the amendments to IFRS 4 to apply the temporary exemption from IFRS 9, deferring the initial application date of IFRS 9 to align with the initial application of IFRS 17.

The adoption of IFRS 9 has affected the following three areas:

The classification and the measurement of financial assets and liabilities

IFRS 9 redefines the classification of financial assets. Based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches. The Company has made the election under IFRS 9 to measure its retained interest in Jackson at FVOCI. Under this designation, only dividend income from this retained interest is recognised in the profit or loss of the Company. Unrealised gains and losses are recognised in other comprehensive income and there is no recycling to the profit or loss on derecognition.This was the only investment classified at FVOCI at 1 January 2023.

A table explaining the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 1 January 2023 is set out in the section 'Effect of adoption of IFRS 17 and IFRS 9' below.

The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaced the incurred loss impairment model under IAS 39, resulting in earlier recognition of credit losses compared with IAS 39. This aspect is the most complex area of IFRS 9 and involves significant judgements and estimation processes.

As discussed above, the vast majority of the financial investments of the Group are held at FVTPL to which these requirements do not apply. Accordingly, no significant amount of additional impairment was recognised by the Group under the expected credit loss approach as a result of the adoption of IFRS 9.

The hedge accounting requirements which are more closely aligned with the risk management activities

The Group has not applied hedge accounting treatment under IAS 39 and therefore, there is no impact in this area for the Group upon the adoption of IFRS 9.

Effect of adoption of IFRS 17 and IFRS 9

The adoption of IFRS 17 has significant changes to the accounting for insurance and reinsurance contracts, as discussed above. The Group’s approach to transition to IFRS 17 is set out in the preceding section. The Group has restated the 2022 comparative amounts and presented a restated consolidated statement of financial position as at 1 January 2022.

The implementation of IFRS 9 has an insignificant impact on the Group’s financial statements. As permitted by IFRS 9, the Group has not restated the comparatives on initial application of the standard but the Group is taking advantage of the classification overlay as permitted by the Amendment to IFRS 17, ‘Initial Application of IFRS 17 and IFRS 9 – Comparative Information’ issued in December 2021. In accordance with this amendment, the balance sheet at 1 January 2022 reflects the change in classification of certain debt securities to amortised cost from fair value through profit and loss, certain loans to fair value through profit and loss from amortised cost and the recognition of IFRS 9 expected credit losses for certain mortgage loans that continue to be classified as amortised cost. With the exception of these changes, for which the overall net asset impact is insignificant at less than $5 million, the consolidated statement of financial position as of 1 January 2022 as restated under IFRS 17 has been presented to reflect the classification and measurement under IAS 39.

Consolidated statement of financial position at transition date 1 January 2022

The following table shows the Group’s consolidated statement of financial position as at 1 January 2022 restated under the IFRS 17 basis and the summarised effects of the adoption of the new standard.

	At 31 Dec 2021 $m	Effects of adoption of IFRS 17 $m		At 1 Jan 2022 $m
	(as reported under	Presentation	Measurement	(as restated under
	IFRS 4)	changes	changes	IFRS 17)
		note (i)	note (ii)
Assets
Goodwill	907	—	—	907
Deferred acquisition costs and other intangible assets:
Deferred acquisition costs	2,815	(39)	(2,776)	—
Other intangible assets	4,043	—	(28)	4,015
	6,858	(39)	(2,804)	4,015
Insurance contract assets	n/a	—	1,250	1,250
Reinsurance contract assets	9,753	(22)	(6,944)	2,787
Deferred tax assets	266	(134)	—	132
Other non-investment and non-cash assets	3,448	(1,022)	61	2,487
Investment properties	38	—	—	38
Investments in joint ventures and associates accounted for using the equity method	2,183	—	515	2,698
Total financial investments:
Policy loans	1,733	(1,733)	—	—
Other loans	829	—	(58)	771
Equity securities and holdings in collective investment schemes	61,601	—	—	61,601
Debt securities	99,094	—	60	99,154
Derivative assets	481	—	—	481
Deposits	4,741	—	—	4,741
	168,479	(1,733)	2	166,748
Cash and cash equivalents	7,170	—	—	7,170
Total assets	199,102	(2,950)	(7,920)	188,232
Equity
Shareholders' equity	17,088	—	1,848	18,936
Non-controlling interests	176	—	(1)	175
Total equity	17,264	—	1,847	19,111
Liabilities
Insurance contract liabilities*	156,485	4,243	(10,930)	149,798
Reinsurance contract liabilities	n/a	—	1,254	1,254
Investment contract liabilities without discretionary participation features	814	—	(92)	722
Core structural borrowings of shareholder-financed businesses	6,127	—	—	6,127
Operational borrowings	861	—	—	861
Deferred tax liabilities	2,862	(1,696)	1	1,167
Other liabilities	14,689	(5,497)	—	9,192
Total liabilities	181,838	(2,950)	(9,767)	169,121
Total equity and liabilities	199,102	(2,950)	(7,920)	188,232

*	Included within insurance contract liabilities at 31 December 2021 are investment contracts with DPF and unallocated surplus of with-profits funds under IFRS 4.

Notes

(i)	The presentation changes as shown in the table above principally arise from the following effects of the adoption of IFRS 17:
–	Inclusion of insurance and reinsurance related receivable and payable balances within IFRS 17 insurance and reinsurance contract assets and liabilities

Under IFRS 17, the measurement of a group of insurance contracts requires inclusion of all the future cash flows within the boundary of each contract and as a result, all insurance and reinsurance related receivable and payable balances (eg premiums receivable and claims payable) that were previously separately presented on the balance sheet are now in effect included within the insurance and reinsurance contract balances under IFRS 17.

–	Policy loans

Applying the same IFRS 17 measurement principles described above, policy loans related cash flows including any accrued interest income (previously included in ‘Accrued investment income’) are also included within the fulfilment cash flows of the associated group of insurance contracts.

–	Deferred tax liabilities

In line with IAS 12, deferred tax assets and liabilities have been netted as appropriate. The deferred tax liabilities arising from expected future distributions of the Singapore with-profits funds have been reclassified to be part of the insurance contract liabilities under IFRS 17.

(ii)	The measurement changes shown in the table above principally reflect the following measurement differences arising from the adoption of IFRS 17:
–	Deferred acquisition costs (DAC)

Acquisition cash flows are taken into account in determining the day-one CSM of a group insurance contracts. As such, explicit assets for DAC are not required and the IFRS 4 balances are removed. DAC relating to investment contracts without discretionary participation features remains as an asset and has been reclassified to ‘Other debtors’ under 'Other non-investment and non-cash items’.

–	Insurance and reinsurance contract assets and liabilities

The adjustments represent insurance and reinsurance contract measurement differences between IFRS 4 and IFRS 17, which primarily relate to the following effects:

–

the establishment of a CSM under IFRS 17 in accordance with the transition rules, intended to represent the unamortised amount of expected future profit deferred upon initial recognition of an insurance contract for all in-force contracts;

–	the establishment of an explicit risk adjustment for non-financial risk under IFRS 17;
–	release of prudence in the IFRS 4 policyholder liabilities to leave the best estimate liability; and
–

the change in treatment of the unallocated surplus of with-profits funds such that the shareholders’ share is recognised in shareholders’ equity after allowing for measurement differences between IFRS 4 and IFRS 17.

Tax

–

Current tax assets and liabilities are calculated for each entity in the Group based on local tax rules, and the basis of tax varies between jurisdictions. For insurance entities in the Group, the current tax is calculated based on either the financial statements prepared under local generally accepted accounting principles (GAAP), or the regulatory return prepared under relevant regulatory rules, or on an alternative basis (for example, Hong Kong, where most life insurance business is taxed by reference to net premiums). Current tax assets and liabilities at transition date are not impacted by the adoption of IFRS 17 at Group level as the adoption for the Group financial statements has no impact on local tax calculations. For jurisdictions where the basis of tax is the local financial statements, current tax assets and liabilities will be calculated applying IFRS 17 if and when the standard is adopted locally, and subject to local tax rules for transitional adjustments. The impact of any such local adoption on the Group financial statements will be considered when relevant.

–

Deferred tax balances are adjusted to reflect the deferred tax effects of the measurement adjustments arising from transition to IFRS 17 described above. The methods of calculating deferred tax are unchanged. Where insurance and reinsurance contract assets and liabilities give rise to a tax deduction or taxable income when they are recovered or settled, measurement changes to these balances, without equal changes in current taxable income, give rise to corresponding changes to the deferred tax balances at the tax rates expected to apply when the deferred tax assets or liabilities are realised or settled.

–	Investments in joint ventures and associates accounted for using the equity method

The adjustments represent the Group’s share of the impact of the transition of the balance sheets of the Group’s life joint ventures and associate (being CPL, India and the Takaful business in Malaysia) from IFRS 4 to IFRS 17, arising principally from the measurement differences as described above.

Financial assets and liabilities by IFRS 9 category

The following table and the accompanying notes explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at 31 December 2022/1 January, 2023.

The effects of the reclassification of financial assets as a result of transition to IFRS 9 is not material.

	Classification at initial application		Carrying value $m
Financial instruments	Original under IAS 39	New under IFRS 9	Original under IAS 39	New under IFRS 9
Financial assets
Loans note (i)	Amortised cost	Amortised cost	140	140
Loans /debt securities note (ii)	Amortised cost	Mandatorily at FVTPL	26	27
Loans	FVTPL	Mandatorily at FVTPL	450	450
Equity securities and portfolio holdings in collective investment schemes	FVTPL	Mandatorily at FVTPL	57,413	57,413
Equity securities note (iii)	Available-for-sale (AFS)	FVOCI	266	266
Debt securities held by Eastspring note (iv)	FVTPL	Amortised cost	67	67
Other Debt securities	FVTPL	Mandatorily at FVTPL	76,922	76,922
Derivative assets	FVTPL	Mandatorily at FVTPL	569	569
Accrued investment income	Loans and receivables	Amortised cost	983	983
Deposits	Loans and receivables	Amortised cost	6,275	6,275
Cash and cash equivalents	Loans and receivables	Amortised cost	5,514	5,514
Other debtors note (i)	Loans and receivables	Amortised cost	968	968
Financial liabilities
Investment contract liabilities without DPF	FVTPL	Mandatorily at FVTPL	663	663
Derivative liabilities	FVTPL	Mandatorily at FVTPL	1,001	1,001
Core structural borrowings of shareholder-financed businesses	Amortised cost	Amortised cost	4,261	4,261
Operational borrowings	Amortised cost	Amortised cost	815	815
Obligations under funding, securities lending and sale and repurchase agreements	Amortised cost	Amortised cost	582	582
Net asset value attributable to unit holders of consolidated investment funds note (v)	FVTPL	Designated at FVTPL	4,193	4,193
Other liabilities	Amortised cost	Amortised cost	2,866	2,866

Notes

(i)

In accordance with IFRS 17 requirements policy loans and debtor balances that are related to insurance contracts are included within the measurement of insurance contract liabilities. Therefore, the amounts for these balance sheet line items as presented in this table do not include such balances.

(ii)

Certain securities that were classified as loans at amortised cost under IAS 39 were reclassified to debt securities at fair value through profit or loss under IFRS 9 aligning to how these securities are managed.

(iii)	Represents the Group’s interest in Jackson which the Group elected to be classified at FVOCI.
(iv)

Under IAS 39 Eastspring debt securities were classified as FVTPL. The Group has reclassified these debt securities as measured at amortised cost because these instruments meet the solely payments of principal and interest (SPPI) criterion and are held with the intention to collect contractual cash flows.

(v)

'Net asset value attributable to unit holders of consolidated investment funds' represents the interests of investors other than the Group in the investment funds that the Group is deemed to control and therefore treated as a subsidiary and consolidated in the Group financial statements. The Group has designated 'Net asset value attributable to unit holders of consolidated investment funds' as financial liabilities measured at FVTPL to eliminate any accounting mismatch with the underlying investments of those consolidated investment funds, which are measured at FVTPL.

The measurement categories of the Group’s financial assets and financial liabilities as at 31 December 2023, as shown on the consolidated statement of financial position, are consistent with those as at 1 January 2023. The following line items contain more than one asset classification at 31 December 2023:

		Mandatorily at	Total 31 Dec 2023
	Amortised Cost $m	FVTPL $m	$m
Loans	148	430	578
Debt securities	—	83,064	83,064

A2.2   Adoption of other new accounting pronouncements

In addition to IFRS 17 and IFRS 9, the Group has adopted the following amendments in these consolidated financial statements. The adoption of these amendments has had no significant impact on the Group financial statements.

–	Amendments to IAS 1 and IFRS Practice Statement 2 ‘Disclosure of accounting policies’ issued in February 2021;
–	Amendments to IAS 8 ‘Definition of Accounting Estimates’ issued in February 2021;
–	Amendments to IAS 12 ‘Deferred tax related to assets and liabilities arising from a single transaction’ issued in May 2021; and
–	Amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’ issued in May 2023. Further details are provided in notes B3.2 and C7.2.

Measurement of insurance and reinsurance contracts

IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts, reinsurance contracts and investment contracts with discretionary participation features. It introduces a model that measures groups of contracts based on the Group’s estimates of the present value of future cash flows that are expected to arise as the Group fulfils the contracts, an explicit risk adjustment for non-financial risk and a CSM. The process of determining the present value of future cashflows involves a number of estimates and judgments, which are set out below.

Determination of fulfilment cashflows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(137.4) billion of net insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Estimates of future cash flows

The Group’s process for estimating future cash flows incorporates, in an unbiased way, all reasonable and supportable information that is available without undue cost or effort at the reporting date. This information includes both internal and external historical data about claims and other experience, updated to reflect current expectations of future events. As this is a prediction of the future, significant judgement is applied in determining the assumptions that underpin the estimation of future cash flows. These assumptions include, but are not limited to, operating assumptions such as morbidity, mortality, persistency and expenses, and economic assumptions such as risk-free rates and illiquidity premium. Granular assumptions are set at a business unit level. The demographic assumptions are consistent with those used in other metrics such as EEV reporting. The Risk Review included in this Annual Report discusses the insurance and market risks the Group faces and how these risks are mitigated.

When estimating future cash flows, the Group takes into account current expectations of future events (other than those from future legislation or regulatory changes that have not been substantively enacted) that might affect those cash flows.

Cash flows within the boundary of a contract (the Group’s accounting policy on contract boundary is given below) relate directly to the fulfilment of the contract, including those for which the Group has discretion over the amount or timing. These include future premium receipts, payments to (or on behalf of) policyholders, insurance acquisition cash flows and other costs that are incurred in fulfilling contracts.

In relation to reinsurance contracts held, the probability weighted estimates of the present value of future cash flows includes the potential credit losses and losses from other disputes to reflect the non-performance risk of the reinsurers.

The sensitivity of shareholder equity and CSM to insurance risks is set out in Note C6.1 (b).

Determination of fulfilment cashflows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(137.4) billion of net insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Expense assumptions used in future cash flow estimation

Insurance acquisition cash flows (as discussed below) and other costs that are incurred in fulfilling contracts comprise both direct costs and an allocation of fixed and variable overheads incurred by the insurance entities.

The Group projects estimates of future expenses relating to the fulfilment of contracts within the scope of IFRS 17 using current expense levels adjusted for inflation. Costs that are incurred in fulfilling the contracts include, but are not limited to claims handling costs, policy administration expenses, investment management expenses, income tax and other costs specifically chargeable to the policyholders under the terms of the contracts. Expenses included in estimated future cash flows comprise expenses directly attributable to the groups of contracts, including an allocation of fixed and variable overheads incurred by the insurance entities.

Investment management expenses in relation to the management of the assets backing policyholder liabilities are included in the fulfilment cash flows for business using the VFA model, other participating business using the general model and general model non-participating business where the Group performs investment management activities to enhance benefits from insurance coverage for policyholders. The future expenses of internal asset management and other services excludes the projected future profits or losses generated by any non-insurance entities within the Group in providing those services (ie the IFRS results for the life insurance operations in the consolidated financial statements assume that the cost of internal asset management and other services will be that incurred by the Group as a whole, not the cost that will be borne by the insurance business).

Most of the costs incurred by the insurance entities within the Group are considered to be incurred for the purpose of selling and fulfilling insurance contracts and are hence treated as attributable expenses. Cash flows that are not directly attributable to a portfolio of insurance contracts, such as some product development and training costs, are recognised in other operating expenses as incurred.

Policyholder benefits

The assumptions used to project the cash flows also reflect the actions that management would take over the duration of the projection, the time it would take to implement these actions and any expenses incurred in taking those actions. Management actions encompass, but are not confined to, investment allocation decisions, levels of regular and final bonuses and crediting rates.

For participating contracts, estimated future claim payments include bonuses paid to policyholders determined by reference to the relevant profit-sharing arrangement. For example, for the Group’s with-profits business in Hong Kong, Singapore and Malaysia, asset shares are used to determine payments to policyholders.

Where cash flows from one group of contracts affect, or are affected by, cash flows in other groups of contracts (eg for with-profits business), the fulfilment cash flows for a group include payments arising from the terms of existing contracts to policyholders in other groups and exclude payments to policyholders in the group that have been included in the fulfilment cash flows of another group.

Insurance acquisition cash flows

Insurance acquisition cash flows arise from the activities of selling, underwriting and starting a group of insurance contracts that are directly attributable to the portfolio of contracts to which the group belongs. Insurance acquisition cash flows that are directly attributable to a group of contracts (eg non-refundable commissions paid on issuance of a contract) are allocated to that group and to the groups that will include renewals of those contracts. Bancassurance payments (eg upfront payments to sell insurance contracts to distribution partners) are capitalised under IAS 38 as intangible assets and amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels. The amortisation of the bancassurance intangibles is considered to constitute insurance acquisition cash flows. They generally form part of fulfilment cash flows and are amortised implicitly in line with the coverage unit pattern.

Determination of fulfilment cashflows used in the measurement of insurance and reinsurance contract assets and liabilities (impacts $(137.4) billion of net insurance and reinsurance contract balances, excluding those held by joint ventures and associates)

Determining the point of recognition and the boundary of an insurance contract

The point of initial recognition of a group of contracts is the earliest of the premium due date, the date coverage starts and, for an onerous contract, the date the contract is signed and accepted by both parties. There is limited judgement involved in relation to most contracts issued by the Group as the coverage period generally starts from the premium due date.

The contract boundary defines which future cash flows are included in the measurement of a contract. The boundary of the fulfilment cash flows under IFRS 17 is considered to be the point at which the Group both no longer has substantive rights and obligations under the insurance contract to provide services or compel the policyholder to pay premiums.

The contract boundary is assessed at inception and then reassessed only when there are changes in features or circumstances that alter the commercial substance of the contract or when there are changes in the products within a portfolio. The reassessment of the contract boundary for any changes is performed at the end of each reporting period.

For most contracts issued by the Group, there is little judgement involved in determining the contract boundary as either a single premium is received for a contract which is expected to continue for a long period or a guaranteed premium is received for regular premium contracts.

For certain contracts where the premiums are not guaranteed, more judgement is involved in assessing the Group’s substantive rights and obligations. When determining the boundary for these contracts various factors are taken into consideration by the Group such as the Group’s practical ability to terminate or refuse renewal of a contract, the Group’s ability to fully reprice at the individual contract level and whether the Group has the ability to reassess risks at a portfolio level and set a price that fully reflects the risks of that portfolio.

The Group has some immaterial business that is general insurance in nature and which is considered to have a boundary of one year.

Where riders attach to and are not separated from a base contract, the contract boundary is determined based on the component of the contract which has the longest contract boundary.

Future cash flows relating to riders which are not purchased at the inception of the base contract, but are added at a later date, are not included within the contract boundary at initial recognition. As the addition of these riders is the exercise of an option under the contract it is not considered a contract modification but is instead treated as changes in fulfilment cash flows.

Similar considerations to those applying to underlying insurance contracts apply in determining the contract boundary of groups of reinsurance contracts held. Further detail on reinsurance contracts, including on recognition is set out in note C3.4(b).

Determination of discount rates
Discount rate and risk-free rate

IFRS 17 enables discount rates to be calculated on a top-down or bottom-up basis. The Group elects to determine discount rates on a bottom-up basis, starting with a liquid risk-free yield curve and adding an illiquidity premium to reflect the characteristics of the insurance contracts.

Risk-free rates are based on government bond yields for all currencies except HKD where risk-free rates are based on swap rates due to the higher liquidity of the HKD swap market. Government bond yields and swap rates are obtained from publicly available data sources. Yield curves are constructed by using a market-observed curve up to a last liquid point and then extrapolating to an ultimate forward rate.

Where cash flows vary based on the return on underlying items, the projected earned rate is set equal to the discount rate. Where stochastic modelling techniques are used, the projected average investment returns are calibrated to be equal to the deterministic discount rate (including the illiquidity premium).

The illiquidity premium is calculated as the yield-to-maturity on a reference portfolio of assets with similar liquidity characteristics to the insurance contracts, (in particular, corporate bonds) less the risk-free curve, and an allowance for credit risk.

The allowance for credit risk includes a credit risk premium which is derived through a lifetime projection of expected bond cash flows, allowing for the cost of downgrades and defaults, a rebalancing rate of projected downgrades and a recovery rate in the event of default. The allowance for credit risk varies by currency ranging between 20bps and 56bps at 31 December 2023 (31 December 2022: between 23bps and 56bps).

A proportion of the reference portfolio’s illiquidity premium (either 0%, 50% or 100%) is applied to portfolios of insurance contracts reflecting the liquidity characteristics of the insurance contracts. The liquidity characteristics are assessed from the policyholders’ perspective. Consideration is given to the nature of premiums, the level of underwriting, and the surrender and other benefit features of the portfolios. A product’s illiquidity premium is restricted to be no greater than reasonably expected to be earned on the assets backing the insurance contract liabilities, over the duration of the insurance contracts.

The following tables set out the range of yield curves used to discount cash flows of insurance contracts for major currencies. The range reflects the proportion of illiquidity premium applied by business unit and portfolio.

31 Dec 2023%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.07 – 2.33	2.41 – 2.67	2.59 – 2.85	2.70 – 2.96	2.76 – 3.02
Hong Kong dollar (HKD)	4.76 – 5.23	3.75 – 4.22	3.76 – 4.23	3.89 – 4.36	3.95 – 4.42
Indonesian rupiah (IDR)	6.47 – 6.96	6.63 – 7.12	6.73 – 7.22	6.94 – 7.43	7.03 – 7.52
Malaysian ringgit (MYR)	3.31 – 3.56	3.67 – 3.92	3.78 – 4.03	4.09 – 4.34	4.33 – 4.58
Singapore dollar (SGD)	3.62 – 4.37	2.67 – 3.42	2.71 – 3.46	2.77 – 3.52	2.74 – 3.49
United States dollar (USD)	4.81 – 5.64	3.86 – 4.69	3.90 – 4.73	4.01 – 4.84	4.36 – 5.19

31 Dec 2022%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.09 – 2.84	2.65 – 3.29	2.88 – 3.52	3.05 – 3.69	3.14 – 3.79
Hong Kong dollar (HKD)	4.85 – 6.14	3.96 – 5.25	3.78 – 5.07	3.82 – 5.11	3.84 – 5.13
Indonesian rupiah (IDR)	5.65 – 6.13	6.72 – 7.20	7.29 – 7.77	7.51 – 7.99	7.77 – 8.25
Malaysian ringgit (MYR)	3.52 – 3.91	3.91 – 4.29	4.13 – 4.52	4.35 – 4.73	4.49 – 4.88
Singapore dollar (SGD)	3.83 – 4.94	2.86 – 3.98	3.11 – 4.22	2.91 – 4.02	2.49 – 3.61
United States dollar (USD)	4.75 – 5.91	4.02 – 5.17	3.89 – 5.05	3.98 – 5.15	4.27 – 5.43

1 Jan 2022%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.21 – 2.60	2.63 – 2.99	2.81 – 3.19	3.00 – 3.65	3.12 – 3.71
Hong Kong dollar (HKD)	0.43 – 1.44	1.24 – 2.26	1.47 – 2.48	1.62 – 2.64	1.91 – 2.92
Indonesian rupiah (IDR)	3.43 – 4.81	5.55 – 6.93	7.04 – 8.42	7.43 – 8.81	7.74 – 9.12
Malaysian ringgit (MYR)	2.25 – 2.58	3.19 – 3.52	3.72 – 4.05	4.13 – 4.46	4.34 – 4.67
Singapore dollar (SGD)	0.60 – 1.58	1.38 – 2.35	1.72 – 2.70	1.99 – 2.97	2.14 – 3.12
United States dollar (USD)	0.38 – 1.30	1.27 – 2.20	1.53 – 2.46	1.69 – 2.61	2.01 – 2.93

The sensitivity of shareholder equity and CSM to changes in interest rates is set out in Note C6.1(a), covers a sensitivity to changes in the discount rates.

Determination of risk adjustment for non-financial risk
Risk adjustment for non-financial risk

The risk adjustment for non-financial risk reflects the compensation the Group requires for bearing the uncertainty about the amount and timing of the cash flows from non-financial risk as the Group fulfils insurance contracts.

For reinsurance contracts held, the risk adjustment for non‑financial risk represents the amount of risk being transferred by the Group to the reinsurer.

The risk adjustment for non-financial risk is determined by the Group using a confidence level approach. This is implemented through the use of provisions for adverse deviations (PADs) calibrated using non-financial risk distributions and correlation assumptions. The PADs are applied to best estimate assumptions and hence the risk adjustment is calculated on a contract by contract basis.

The Group’s risk adjustment allows for all insurance, persistency and expense risks and operational risks specific to uncertainty in the amount and timing of insurance contract cash flows. Reinsurance counterparty default risk is excluded from the calculation. Diversification is included on a net of reinsurance basis within each insurance entity of the Group. Diversification is not allowed for between entities.

By applying a confidence level technique, the Group estimates the probability distribution of the expected present value of the future cash flows from insurance contracts at each reporting date and calculates the risk adjustment for non-financial risk as the excess of the value at risk at the 75th percentile (the target confidence level) over the expected present value of the future cash flows. The confidence level is calibrated over a one-year period.

Determination of coverage units
Coverage units

The proportion of CSM recognised in profit or loss at the end of each period for a group of contracts is determined as the ratio of:

–

the coverage units in the period; divided by

–

the sum of the coverage units in the period and the present value of expected coverage units in future periods.

The total number of coverage units in a group reflects the quantity of service provided determined by considering the quantity of benefits for each contract and its expected coverage period. The Group defines the quantity of benefits for insurance services as the maximum amount which a policyholder receives when an insured event takes place, for example the sum assured, the annual limit for a medical plan or the present value of a stream of payments. The quantity of benefits is updated each period. Investment related and investment-return services are assumed to be constant over time.

Where there are multiple different services in a group of contracts (for example both insurance and investment services are provided), the quantities of benefits for the different types of service are combined using weighting factors. These weighting factors are defined as the present value of expected outflows for each type of service, determined at a contract level.

The expected coverage period is the expected duration up to the contract boundary. The expected coverage period of the contracts in a group and the calculation of future coverage units allows for expected decrements (eg deaths and lapses) in each future period using current best estimate assumptions consistent with the best estimate liabilities (BEL) calculation.

The Group elects to allow for the time value of money by discounting future coverage units in the determination of the proportion of CSM recognised in profit or loss.

Determination of coverage units for groups of reinsurance contracts held follows the same principles as for groups of underlying contracts.

Insurance finance income and expenses
Disaggregation between profit or loss and other comprehensive income

IFRS 17 allows an accounting policy choice between:

–

Including insurance finance income or expenses for the period in profit or loss; or

–

Disaggregating insurance finance income or expenses for the period to include in profit or loss an amount determined by a systematic allocation of the expected total insurance finance income or expenses over the duration of the group of contracts, with the balance being included in other comprehensive income.

The Group has made only very limited use of FVOCI accounting for assets. As discussed in note A2.1 under the heading 'The classification and measurement of financial assets and liabilities', the only financial assets classified at FVOCI at 1 January 2023 was the Group’s retained equity interest in Jackson, which have been subsequently disposed of. Consequently, the Group has not elected to disaggregate insurance finance income and expenses between profit or loss and other comprehensive income.

Risk mitigation
Risk mitigation option

IFRS 17 allows the option in certain circumstances to not recognise a change in the CSM to reflect some or all of the changes in the effect of the time value of money and financial risk on:

–
the amount of the entity’s share of the underlying items if the entity mitigates the effect of financial risk on that amount using derivatives or reinsurance contracts held; and
–
The fulfilment cash flows if the entity mitigates the effect of financial risk on those fulfilment cash flows using derivatives, non-derivative financial instruments measured at fair value through profit or loss, or reinsurance contracts held.

The Group has not elected to utilise this option.

The effect of accounting estimates made in interim financial statements
Effect of estimates made in interim financial statements

IFRS 17 allows an accounting policy choice as to whether to change the treatment of accounting estimates made in previous interim financial statements when applying IFRS 17 in the annual reporting period.

The Group has elected to allow updates to accounting estimates made in interim financial statements when applying IFRS 17 in the annual reporting period.

(ii)    Measurement of policyholder liabilities and unallocated surplus of with-profits funds under IFRS 4

Measurement of policyholder liabilities and unallocated surplus of with-profits

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4.

Policyholder liabilities are estimated based on a number of actuarial assumptions (eg mortality, morbidity, policyholder behaviour and expenses).

The Group applies judgement in determining the actuarial assumptions to be applied to estimate the future amounts due to or from the policyholder in the measurement of the policyholder liabilities.

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS Standards in 2005. This was set out in the Statement of Recommended Practice issued by the Association of British Insurers (ABI SORP). The ABI SORP was withdrawn for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the term ‘grandfathered’ ABI SORP refers to the requirements of the pronouncements prior to its withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15 ‘Revenue from Contracts with Customers’ applies.

The policies applied for the Group's insurance businesses under IFRS 4 are noted below.

Measurement of investment contract liabilities with discretionary participation features and insurance contract liabilities

The policyholder liabilities for businesses of the continuing insurance operations are generally determined in accordance with methods prescribed by local GAAP, adjusted to comply with the ‘grandfathered’ ABI SORP where necessary. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. The UK-style with-profits funds’ liabilities in Hong Kong are valued under the realistic basis in accordance with the requirements of ‘grandfathered’ FRS 27 ‘Life Assurance’ (issued by the UK Accounting Standards Board in 2004 and withdrawn in 2015). The realistic basis requires the value of liabilities to be calculated as the sum of a with-profits benefits reserve, future policy-related liabilities and the realistic current liabilities of the fund. In Taiwan and India, US GAAP principles are applied.

Measurement of unallocated surplus of with-profits funds

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group’s accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group’s with-profits funds in Hong Kong and Malaysia. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess or shortfall of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to or from the unallocated surplus each period through a charge or credit to the income statement. In Hong Kong, the unallocated surplus includes the shareholders’ share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.

The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation or depreciation on investments.

Liability adequacy test

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs and, where relevant, present value of acquired in-force business) is sufficient to cover current estimates of future cash outflows of the in-force policies over the expected lives. Any deficiency is immediately charged to the income statement. The liability adequacy test is performed at the level of a portfolio of contracts that are subject to broadly similar risks and managed together as a single portfolio which may be at an entity or local business unit level, depending on how the business is managed.

Portfolios of insurance contracts that are assets and those that are liabilities, and portfolios of reinsurance contracts that are assets and those that are liabilities, are presented separately in the statement of financial position. Any assets or liabilities recognised for cash flows arising before the recognition of the related group of contracts (including any assets for insurance acquisition cash flows) are included in the carrying amount of the related portfolios of contracts.

Presentation of results before tax attributable to shareholders

Presentation of results before tax attributable to shareholders

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax borne by shareholders and tax attributable to policyholders to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is $2,097 million and compares to profit before tax of $2,272 million as shown in the Consolidated income statement.

Total tax charge for the Group reflects tax that relates to shareholders’ profit and also tax attributable to policyholders through the interest in with-profits or unit-linked funds. Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders’ and shareholders’ returns.

Operating segments

Segmental analysis of results and earnings attributable to shareholders
The Group uses adjusted operating profit as the segmental measure of its results. Total segmental adjusted operating profit is $3,517 million as shown in note B1.1.

The basis of calculation of adjusted operating profit is provided in note B1.2.

The vast majority of the Group’s investments are valued at fair value through profit and loss. Short-term fluctuations in the fair value of investments are only partially offset by the effect of economic changes on insurance contract assets and liabilities and so affect the result for the year. The Group therefore provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off nature.

Operating segments

The Group's operating and reported segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’. There have been no changes to the Group’s operating segments from those reported in the Group’s consolidated financial statements for the year ended 31 December 2022. In the first quarter of 2021, the Group reviewed its operating segments for financial reporting under IFRS 8 following changes to the business and financial management information provided to the GEC. On 13 September 2021, the Group completed the demerger of the US operations (Jackson Financial Inc.) from the Prudential plc Group. Accordingly, the US operations did not represent an operating segment as of the end of 2021. The results of US operations were reclassified as discontinued in those consolidated financial statements in accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’, and were therefore excluded in the analysis of performance measure of operating segments.

Operations and transactions which do not form part of any business unit are reported as ‘Unallocated to a segment’ and generally comprise head office functions.

VFA eligibility assessment

VFA eligibility assessment

The Group applies judgements in assessing the VFA eligibility of contracts. Application of the VFA impacts the calculation of the CSM at the balance sheet date, which in turn impacts the future year’s amortisation recognised in the income statement. Unlike the GMM approach, the VFA approach absorbs economic impacts within the CSM, rather than in the profit and loss account.

The total insurance and reinsurance CSM at the balance sheet date is $21,012 million, including joint ventures and associates, and the CSM amortisation, net of reinsurance, recognised in the income statement is $(2,208) million as shown in note C3.3(a). Approximately 72 per cent of the CSM (including joint ventures and associates and net of reinsurance) at transition was calculated under the VFA.

IFRS 17 requires the use of the VFA for insurance contracts with direct participation features, ie substantially investment-related service contracts for which, at inception:

–

the contractual terms specify that the policyholder participates in a share of a clearly identified pool of underlying items;

–

the entity expects to pay to the policyholder an amount equal to a substantial share of the fair value returns on the underlying items; and

–

the entity expects a substantial proportion of any change in the amounts to be paid to the policyholder to vary with the change in fair value of the underlying items.

The following key judgements have been made in assessing VFA eligibility:

Definition of substantial	The term substantial is interpreted to mean greater than 50 per cent.
Contractual terms	In some circumstances contractual terms are implied by customary business practices.
Granularity of assessment

The assessment has been carried out at a contract level. However, to the extent insurance contracts in a group affect the cash flows to policyholders of contracts in other groups (referred to as ‘mutualisation’), eligibility for the VFA has been assessed at the level at which such mutualisation occurs (eg fund level).

Calculation basis	VFA eligibility assessments have been performed on a basis consistent with how the Group measures its realistic expectations, for example when pricing, monitoring or setting returns to policyholders.

Contracts not qualifying for the VFA are accounted for under the GMM or PAA. The PAA is not used significantly within the Group.

The measurement model (VFA or GMM) used for key products is set out in Note C3.4 (a).

Intangible assets

Carrying value of distribution rights intangible assets

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangements, or changes in relevant legislation and regulatory requirements indicate an impairment of intangible assets representing distribution rights.

To determine the impaired value, the Group estimates the discounted future expected cash flows arising from the cash generating units (CGUs) containing the distribution rights.

Impacts $3,709 million of assets as shown in note C4.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid and fees payable not subject to performance conditions. Distribution rights impairment testing is conducted when there is an indication of an impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.

If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the CGUs to which it is allocated.

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire or cost to develop them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than goodwill, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the Consolidated income statement and allocated between attributable and non-attributable expenses for the Group's insurance entities as shown in note B2. Impairment testing is conducted when there is an indication that the intangible asset may be impaired.

Financial Investments - Valuation

Financial investments – Valuation

Financial investments held at fair value, net of derivative liabilities, excluding those held by joint ventures and associates is $149.9 billion as shown in note C2.2(a).

Financial investments held at amortised cost represent $6.0 billion of the Group’s total assets.

The Group estimates the fair value of financial investments that are not actively traded using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (primarily through profit or loss). Financial investments held at amortised cost primarily comprise loans and deposits and certain debt securities held by Eastspring.

Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of quoted market prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques. Further details are included in note C2.1.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Quoted market prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C2.1.

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as ‘level 3’ to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C2.2.

The Group uses the trade date method to account for regular purchases and sales of financial assets. The Group holds financial assets in accordance with IFRS 9 (2023) / IAS 39 (2022 and prior) whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

–	Financial instruments at FVTPL: this comprises primarily instruments that are managed and the performance evaluated on a fair value basis, including liabilities related to net assets attributable to unit holders of consolidated investment funds and policyholder liabilities for investment contracts without discretionary participation features. In addition, this includes derivatives. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement.
–	Financial instruments at FVOCI under IFRS 9 or on an AFS basis under IAS 39: these instruments are initially recognised at fair value plus attributable transaction costs and are subsequently measured at fair value. Interest and/or dividend income is recognised in the income statement. Unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses except for equity securities that have been elected to be designated at FVOCI under IFRS 9 whereby there is no recycling to the profit or loss on derecognition being the difference to the AFS treatment for equity securities under IAS 39. Subsequent to the demerger of Jackson in September 2021, the Group designated its retained interest in Jackson as AFS equity securities under IAS 39. Upon the adoption of IFRS 9, the Group made the election to measure its interest in equity securities in Jackson at FVOCI, which were disposed of entirely in 2023. There were no financial instruments at FVOCI at 31 December 2023.
–	Financial instruments at amortised cost: these instruments comprise non-quoted investments that have fixed or determinable payments, including loans collateralised by mortgages, deposits, and other receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. When assets held at amortised cost are subject to impairment testing, estimated future cash flows are compared to the carrying value of the asset. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred. If, in subsequent periods, an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

Deferred acquisition costs (DAC) for insurance contracts under IFRS 4 basis

Deferred acquisition costs (DAC) for insurance contracts under IFRS 4 basis
The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of DAC asset are necessary.

Costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ‘grandfathered’ ABI SORP.

The Group determines qualifying costs that should be capitalised (ie those costs of acquiring new insurance contracts that meet the criteria under the Group’s accounting policy for DAC) shown by an explicit carrying value in the balance sheet. However, in some insurance operations, the deferral is implicit through the reserving basis. DAC is amortised against the profit margins within future revenues on the related insurance policies. For some business units this is approximated by amortising DAC on a straight-line basis over the expected duration of the policies.

The recoverability of the DAC is measured and the DAC asset is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, an adjustment to the carrying value will be necessary either through a charge to the income statement (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, acquisition costs are deferred and amortised as per the US GAAP requirements under ASC 944 Financial Services - Insurance.

New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued by the IASB but are not yet effective for the Group in 2023. The Group prepares consolidated financial statements in accordance with IFRS Standards as issued by the IASB and UK-adopted international accounting standards. This is not intended to be a complete list as only those standards, interpretations and amendments that could have an impact on the Group’s consolidated financial statements are discussed.

–	Amendments to IFRS 16 ‘Lease liability in a sale and leaseback’ issued in September 2022 and effective from 1 January 2024;
–	Amendments to IAS 1 ‘Non-current liabilities with covenants’ issued in October 2022 and effective from 1 January 2024;
–	Amendments to IAS 7 and IFRS 7 'Supplier finance arrangements' issued in May 2023 and effective from 1 January 2024; and
–	Amendments to IAS 21 'Lack of exchangeability' issued in August 2023 and effective from 1 January 2025.

Revenue

Accounting policies for revenue under IFRS 17

The Group recognises insurance revenue as it satisfies its performance obligations, ie as it provides services under groups of insurance contracts. The insurance revenue relating to services provided for each period represents the total of the changes in the liability for remaining coverage that relate to services for which the Group expects to receive consideration and comprises the following items.

–	A release of the CSM, measured based on coverage units;
–	Changes in the risk adjustment for non-financial risk relating to current services;
–	Claims and other insurance service expenses for the period expected at the beginning of the year; and
–

Other amounts include the revenue recognised to cover the tax charge attributable to policyholders and other items, for example experience adjustments for premium receipts for current or past services.

In addition, the Group allocates a portion of premiums that relate to recovering insurance acquisition cash flows to each period using the same amortisation factor used to amortise CSM. The Group recognises the allocated amount, adjusted for interest accretion, as insurance revenue and an equal amount as insurance service expenses.

Non-distinct investment components are excluded from insurance revenue and insurance service expenses.

Policy fees charged on investment contracts without discretionary participation features for asset management and policy administration fees are recognised when related services are provided.

Accounting policies for revenue under IFRS 4

Premiums and annuity considerations for conventional and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the policyholder. Policy fees charged on linked policies for mortality, morbidity, asset management and policy administration are recognised when related services are provided.

Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments mandatorily classified or designated as FVTPL and realised gains and losses (including impairment losses) on items classified at amortised cost and/or FVOCI (AFS for 2022 and 2021). Movements in unrealised appreciation or depreciation of securities designated as FVOCI (AFS for 2022 and 2021) are recorded in other comprehensive income. Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

Net insurance and reinsurance finance income (expense)

Insurance finance income and expenses comprise changes in the carrying amounts of groups of insurance and reinsurance contracts arising from the effects of the time value of money, financial risk and changes therein, unless any such changes for groups of direct participating contracts are allocated to a loss component and included in insurance service expenses. These amounts include changes in the measurement of groups of contracts caused by changes in the value of underlying items (excluding additions and withdrawals). The Group does not disaggregate insurance finance income or expenses between profit or loss and other comprehensive income.

Insurance service expenses

Insurance service expenses arising from insurance contracts are recognised in profit or loss generally as they are incurred. They exclude repayments of investment components and comprise:

–	incurred claims and other insurance service expenses;
–	amortisation of insurance acquisition cash flows;
–	losses on onerous contracts and reversals of such losses;
–

adjustments to the liabilities for incurred claims that do not arise from the effects of the time value of money, financial risk and changes therein, which are recognised in insurance finance income (expense); and

–	impairment losses on assets for insurance acquisition cash flows and reversals of such impairment losses.

Share-based payments

The Company offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asia locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these shares held in trusts is shown as a deduction from shareholders’ equity.

Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the consolidated financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders’ profits and on their policyholders’ insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s Consolidated income statement, they are presented separately in the Consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Earnings per share

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. No adjustment is made if the impact is anti-dilutive overall.

Derivatives and hedging

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IFRS 9/IAS 39. The Group has no net investment, fair value or cash flow hedges under IFRS 9 and IAS 39 at 31 December 2023 and 2022, respectively. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Derecognition of financial assets and liabilities

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements, securities lending and repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.

Business combinations

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition-by-acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option, which if exercised triggers the purchase of non-controlling interests as part of its business acquisition, the put option is recognised as a financial liability at the acquisition date. Where risks and rewards remain with the non-controlling interests, a corresponding amount is deducted from equity. Any subsequent changes to the carrying amount of the put option liability are also recognised within equity.

Goodwill

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication that the goodwill may be impaired.

Goodwill shown on the consolidated statement of financial position represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses. There has been no impairment as at 31 December 2023 and 2022.

Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or, for hybrid debt, over the expected life of the instrument.

Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. Property, plant and equipment, including the right-of-use assets under operating leases, are generally held at cost less cumulative depreciation calculated using the straight-line method, and impairment charge. Owner occupied properties held by the Group's Singapore business that are underlying items of direct participating contracts are measured at fair value following the adoption of IFRS 17.

Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met:

–	It has power over an investee;
–	It is exposed to, or has rights to, variable returns from its involvement with the investee; and
–	It has the ability to use its power over the investee to affect its own returns.

(a)Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity, it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity with no control over the entity, the investments are carried at fair value within financial investments in the Consolidated statement of financial position.

Entities consolidated by the Group include Qualifying Partnerships as defined under the UK Partnerships (Accounts) Regulations 2008 (the ‘Partnerships Act’). The Group’s limited partnership has taken advantage of the exemption under regulation 7 of the Partnerships Act from the financial statement requirements. This is under regulations 4 to 6 of the Partnership Act, on the basis that the limited partnership is consolidated in these financial statements.

(b)Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence but does not control. Generally, it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of an entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in joint ventures and associates held by the Group’s insurance or investment funds, including collective investment schemes which, as allowed by IAS 28 ‘Investments in Associates and Joint Ventures’, are carried at FVTPL.

(c)Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in both consolidated and unconsolidated structured entities including investment vehicles such as collective investment schemes, collateralised debt obligations, mortgage-backed securities and similar asset-backed securities.

Collective investment schemes

The Group invests in collective investment schemes, that invest mainly in equities, bonds, cash and cash equivalents and properties. In assessing control under IFRS 10 ‘Consolidated Financial Statements’, the Group determines whether it is acting as principal or agent and the variable returns from its involvement with these entities. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors.

Where the entity is managed by a Group asset manager:

–	Where the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity;
–

Where the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager, in forming a judgement as to whether the Group has control over the entity; and

–	Where the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.

Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors.

Where the Group is deemed to control an entity, it is treated as a subsidiary and is consolidated, with the interests of investors other than the Group being classified as liabilities, and presented within ‘Net asset value attributable to unit holders of consolidated investment funds’.

Where the Group does not control these entities (where the Group is deemed to be acting as an agent under IFRS 10) and they do not meet the definition of associates, they are carried at FVTPL within financial investments in the Consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of its asset management operations, unless the Group also participates in the ownership holding of the entities, the Group’s interest is limited to the fees charged to manage the assets of such entities. With no participation in ownership holding of these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but deemed to be acting as an agent.

The Group generates returns and retains the ownership risks in these investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases, the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments. Accordingly, the Group does not have power over the relevant activities of such vehicles and all are carried at FVTPL within financial investments in the Consolidated statement of financial position.

Prudential plc
Accounting policies
Basis of preparation and exchange rates
1	Basis of preparation

The financial statements of the Parent Company, which comprise the profit and loss accounts, statement of financial position, statement of changes in equity, statement of cash flows and related notes, are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’) and Part 15 of the Companies Act 2006.

In preparing these financial statements, the Company applies the recognition, measurement and disclosure requirements in accordance with international accounting standards adopted for use in the UK but makes amendments where necessary, in order to comply with the Companies Act 2006.

The accounting policies set out in note 2 below have been applied consistently to both years presented in these financial statements. The Company and the Group manage cash resources, remittances and financing primarily in US dollars. Accordingly, the functional and presentational currency of the Company is US dollars.

On the basis of the assessment of going concern for the Company and the Group as set out in note A1 to the Group IFRS consolidated financial statements, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these financial statements for the year ended 31 December 2023.

Investments in and amounts owed by subsidiary undertakings

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment. Investments are assessed for indicators of impairment, and if any are identified, any impairment is assessed by comparing the net assets and value in use of the subsidiary undertakings with the carrying value of the investments.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost less expected credit losses, which are determined using the expected credit loss approach under IFRS 9.

Financial instruments

Financial instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as FVTPL, all financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of defaults on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loans either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Share-based payments

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

Tax

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. Current tax recoverable (payable) recognised in the balance sheet is measured at the amount expected to be either recovered from (paid to) relevant tax authorities or Group undertakings in relation to the surrender (claim) of tax losses.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Company has applied the mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities at 31 December 2023 as required by the amendments to IAS 12 ‘International Tax Reform – Pillar Two Model Rules’ referred to in note A2.2 to the Group IFRS consolidated financial statements.

Borrowings

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument.

Shareholders' dividends; Dividends	Dividends Interim dividends are recorded in the period in which they are paid.
Foreign exchange; Foreign currency translation

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.